Financial instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Carrying amount	$ 135,338
Contractual cash flows	231,842
Contractual Obligation, Due in Next Twelve Months	73,867
Contractual Obligation, Due in Second and Third Year	98,783
Contractual Obligation, Due in Fourth and Fifth Year	13,356
Contractual Obligation, Due after Fifth Year	45,838
Capital Lease Obligations [Member]
Carrying amount	1,394
Contractual cash flows	1,490
Contractual Obligation, Due in Next Twelve Months	626
Contractual Obligation, Due in Second and Third Year	665
Contractual Obligation, Due in Fourth and Fifth Year	200
Contractual Obligation, Due after Fifth Year	0
Unsecured subordinated debentures [Member]
Carrying amount	46,491	[1]
Contractual cash flows	68,613	[1]
Contractual Obligation, Due in Next Twelve Months	4,950	[1]
Contractual Obligation, Due in Second and Third Year	63,663	[1]
Contractual Obligation, Due in Fourth and Fifth Year	0	[1]
Contractual Obligation, Due after Fifth Year	0	[1]
Senior financing [Member]
Carrying amount	15,910	[2]
Contractual cash flows	16,565	[2]
Contractual Obligation, Due in Next Twelve Months	6,314	[2]
Contractual Obligation, Due in Second and Third Year	8,353	[2]
Contractual Obligation, Due in Fourth and Fifth Year	779	[2]
Contractual Obligation, Due after Fifth Year	1,120	[2]
Senior revolving financing [Member]
Carrying amount	12,101	[3]
Contractual cash flows	12,743	[3]
Contractual Obligation, Due in Next Twelve Months	315	[3]
Contractual Obligation, Due in Second and Third Year	12,429	[3]
Contractual Obligation, Due in Fourth and Fifth Year	0	[3]
Contractual Obligation, Due after Fifth Year	0	[3]
Other bank financing [Member]
Carrying amount	2,646	[4]
Contractual cash flows	3,135	[4]
Contractual Obligation, Due in Next Twelve Months	1,050	[4]
Contractual Obligation, Due in Second and Third Year	478	[4]
Contractual Obligation, Due in Fourth and Fifth Year	121	[4]
Contractual Obligation, Due after Fifth Year	1,485	[4]
Operating lease commitments [Member]
Carrying amount	0
Contractual cash flows	57,867
Contractual Obligation, Due in Next Twelve Months	3,946
Contractual Obligation, Due in Second and Third Year	10,868
Contractual Obligation, Due in Fourth and Fifth Year	9,929
Contractual Obligation, Due after Fifth Year	33,125
Royalty payments [Member]
Carrying amount	1,294	[5]
Contractual cash flows	15,927	[5]
Contractual Obligation, Due in Next Twelve Months	1,164	[5]
Contractual Obligation, Due in Second and Third Year	2,327	[5]
Contractual Obligation, Due in Fourth and Fifth Year	2,327	[5]
Contractual Obligation, Due after Fifth Year	10,108	[5]
Accounts Payable and Accrued Liabilities [Member]
Carrying amount	55,502
Contractual cash flows	55,502
Contractual Obligation, Due in Next Twelve Months	55,502
Contractual Obligation, Due in Second and Third Year	0
Contractual Obligation, Due in Fourth and Fifth Year	0
Contractual Obligation, Due after Fifth Year	$ 0

[1]	Includes interest at 9%.
[2]	Includes interest at rates disclosed in note 13(b) in effect at December 31, 2014.
[3]	Includes interest at rates disclosed in note 13(c) in effect at December 31, 2014.
[4]	Includes interest at rates disclosed in note 13(d) in effect at December 31, 2014.
[5]	From fiscal 2011 to 2015 inclusive, the Company is obligated to pay annual royalties equal to the greater of $1,164 (CDN$1,350) or 0.33% of the Company's gross annual revenue from all sources, provided that gross revenue exceeds $12,693 (CDN$13,500) in any aforementioned fiscal year, up to a maximum of $26,514 (CDN$28,189). The Company has assumed the minimum required payments.